COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2024
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Amount of net equity of indemnification		$ 3,000,000
Penalty amount	$ 600
Refund received on penalties paid	10.00%